Warrants	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Warrants Abstract
WARRANTS

NOTE 9 – WARRANTS

In January 2018, the Company issued warrants to purchase up to 250,000 shares of common stock at an exercise price of $0.20 per share to a service provider of the Company. The estimated fair value of $86,483 was charged to current period operations. The fair market value was calculated using the Black Scholes Option Pricing Model, assuming approximately 2.49% risk-free interest, 0% dividend yield, 112.14% volatility, and expected life of 5 years.

In January 2018, in conjunction with the sale of the Company’s common stock, the Company granted warrants to purchase up to 13,700,000 shares of the Company’s common stock at an exercise price of $0.40 per share, exercisable through January 31, 2023.

Warrants outstanding and exercisable at March 31, 2018 are as follows:

	Warrants Outstanding		Warrants Exercisable
$0.20	12,275,370	4.51	12,275,370
0.40	18,700,000	4.81	18,700,000
0.50	440,002	2.01	440,002
0.60	50,000	2.01	50,000
0.83	100,000	2.80	100,000
0.90	5,000,002	1.50	5,000,002
1.06	146,200	0.73	146,200
3.00	407,475	0.61	407,475
	37,119,049		37,119,049

A summary of the warrant activity for the three months ended March 31, 2018 is as follows:

	Shares	Weighted- Average Exercise Price		Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at December 31, 2017	35,187,847		$0.41	2.3	$9,314,959
Grants	13,950,000		$0.40	4.8
Exercised	(11,646,798)
Forfeited/Cancelled	(372,000)	$
Vested and expected to vest at March 31, 2018	37,119,049		$0.43	4.17
Exercisable at March 31, 2018	37,119,049		$0.43	4.17	$576,015

The aggregate intrinsic value outstanding stock warrants was $576,015, based on warrants with an exercise price less than the Company’s stock price of $0.25 as of March 31, 2018, which would have been received by the warrant holders had those warrant holders exercised their warrants as of that date.

NOTE 10 WARRANTS

In January 2016, the Company issued warrants to purchase 100,000 shares of common stock at $0.83 per share to certain service providers. The estimated fair value of $68,369 was charged to current period operations. The fair market value was calculated using the Black Scholes Option Pricing Model, assuming approximately 1.46% risk-free interest, 0% dividend yield, 119.14% volatility, and expected life of five years.

In February 2016, the Company issued warrants to purchase 35,000 shares of common stock at $1.00 per share to a service provider. The estimated fair value of $24,301was charged to current period operations. The fair market value was calculated using the Black Scholes Option Pricing Model, assuming approximately 0.71% risk-free interest, 0% dividend yield, 117.43% volatility, and expected life of 3 years.

On March 24, 2016, in connection with the issuance of convertible notes, the Company granted to the same investors five-year warrants to purchase an aggregate of 1,514,669 shares of the Company’s common stock at $1.00 per share. The warrants may be exercised any time after the issuance through and including the fifth (5th) anniversary of its original issuance. The warrants have a fair market value of $910,596. The fair market value was calculated using the Binomial Option Pricing Model, assuming approximately 0.47% risk-free interest, 0% dividend yield, 112.3% volatility, and expected life of five years. In August 2016, upon the sale of the Company’s common stock, the Company issued an additional 1,514,669 warrants to purchase the Company’s common stock at $0.50 per share, exercisable through March 14, 2021. The exercise price of the previously issued 1,514,669 warrants issued in connection with the debt was reset from $1.00 per share to $0.50. As of December 31, 2017, the price protection provision in the warrants had expired and there were 836,670 outstanding.

In August and September 2016, the Company issued an aggregate of 3,385,002 warrants to purchase the Company’s common stock at $0.90 per share, exercisable for three years in connection with the sale of common stock.

In August 2016, upon the sale of the Company’s common stock, the Company issued an additional 1,514,669 warrants to purchase the Company’s common stock at $0.50 per share, exercisable through March 14, 2021. The exercise price of the previously issued 1,514,669 warrants issued in connection with the debt was reset from $1.00 per share to $0.50.

In October 2016, upon the sale of the Company’s common stock, the Company issued an additional 6,659,000 warrants to purchase the Company’s common stock at $0.90 per share, exercisable through October 26, 2019.

In July 2017, upon the sale of the Company’s common stock, the Company issue an additional 2,394,000 to purchase the Company’s common stock at $0.65 per share, exercisable through July 24, 2022. These warrants contain certain anti-dilutive (reset) provisions (See Note 8).

In August and September 2017, in connection with the issuance of convertible notes, the Company granted to the same investors five-year warrants to purchase an aggregate of 2,090,000 shares of the Company’s common stock at $0.50 per share. The warrants may be exercised any time after the issuance through and including the fifth (5th) anniversary of its original issuance. The warrants have a fair market value of $715,432. The fair market value was calculated using the Binomial Option Pricing Model, assuming approximately 0.47% risk-free interest, 0% dividend yield, 102.73% volatility, and expected life of five years. These warrants contain certain anti-dilutive (reset) provisions (See Note 8).

In December 2017, the Company issued warrants to purchase 4,850,000 shares of common stock at $0.20 per share to former Directors of the Company. The estimated fair value of $1,450,737 was charged to current period operations. The fair market value was calculated using the Black Scholes Option Pricing Model, assuming approximately 2.18% risk-free interest, 0% dividend yield, 223,02% volatility, and expected life of 5 years.

In December 2017, upon the sale of the Company’s common stock, the Company issue an additional 10,250,000 to purchase the Company’s common stock at $0.40 per share, exercisable through December 31, 2022.

In December 2017, upon the sale of the Company’s common stock, the Company issued an additional 8,521,000 warrants to purchase the Company’s common stock at $0.20 per share, exercisable through December 31, 2022. The exercise price of the previously issued 4,484,000 warrants issued in connection with the July 2017 common stock sale and August and September convertible debt was reset from $0.65 and $0.50 per share, respectively, to $0.20. These warrants contain certain anti-dilutive (reset) provisions (See Note 8).

Warrants outstanding and exercisable at December 31, 2017 are as follows:

Warrants Outstanding			Warrants Exercisable
		Weighted
		Average	Exercisable
Exercise	Number of	Remaining Life	Number of
Price	Warrants	In Years	Warrants
$0.20	17,855,500	4.69	17,855,500
0.40	10,250,000	4.84	10,250,000
0.50	936,670	2.25	936,670
0.60	50,000	2.25	50,000
0.83	100,000	3.10	100,000
0.90	5,070,002	1.63	5,070,002
1.00	372,000	0.25	372,000
1.06	146,200	0.98	146,200
3.00	407,475	0.86	407,475
	35,187,847		35,187,847

A summary of the warrant activity for the twelve months ended December 31, 2017 is as follows:

			Weighted-Average
		Weighted-Average	Remaining	Aggregate
	Shares	Exercise Price	Contractual Term	Intrinsic Value
Outstanding at January 1, 2016	9,018,609	$0.42	2.26	$6,857,509
Grants	13,164,340	0.72	2.51
Exercised	(6,734,893)	0.25
Forfeited/Cancelled	-
Outstanding at December 31, 2016	15,448,056	$0.81	2.4	$4,225,936
Grants	28,105,500	0.27	4.2	-
Exercised	(7,728,209)	0.68
Forfeited/Cancelled	(637,520)	0.62
Outstanding at December 31, 2017	35,187,847	$0.41	2.3	$9,314,959

Vested and expected to vest at December 31, 2017	35,187,847	$0.41	2.3	$9,314,959
Exercisable at December 31, 2017	35,187,847	$0.41	2.3	$9,314,959

The aggregate intrinsic value outstanding stock warrants was $6,481,984, based on warrants with an exercise price less than the Company’s stock price of $0.601 as of December 31, 2017, which would have been received by the warrant holders had those warrant holders exercised their warrants as of that date.

On July 21, 2017, upon the sale of the Company’s common stock, the Company issued warrants to purchase up to 2,394,000 shares of the Company’s common stock at $0.65 per share, exercisable through July 21, 2022. These warrants contain certain anti-dilutive (reset) provisions (See Note 8).

On August 24, 2017, in connection with the issuance of convertible notes, the Company granted to the same investors five-year warrants to purchase up to 2,090,000 shares of the Company’s common stock at $0.50 per share. These warrants contain certain anti-dilutive (reset) provisions (See Note 8).